DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2009
Sale of Bank Subsidiary [Abstract]
Sale Proceeds	$ 9,700		$ 47,308	$ 76,101
Gain (Loss)	143		5,495	15,784
Income Statement of Discontinued Operations [Abstract]
Interest income	77,626		94,720	118,597
Net interest income	57,877		60,498	64,628
Provision for loan losses	2,259		43,876	164,352
Net interest income (deficiency) after provision for loan losses	56,425		24,868	(77,609)
Noninterest income, excluding gain on sale of bank subsidiaries	16,902		40,003	20,976
Gain on sale of bank subsidiaries	143		5,495	15,784
Noninterest expense	97,968		121,175	207,083
Less income tax expense	97		2,324	9,168
Loss from discontinued operations	20		1,045	2,244
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$ 0.01		$ 0.06	$ 0.29
Assets [Abstract]
Investment securities	18,442		17,620
Portfolio loans	1,206,667		1,515,200
Less allowance for loan losses	(63,455)		(85,788)
Net portfolio loans	1,143,212		1,429,412
Other real estate owned	80,963		94,300
TOTAL ASSETS	0		253,518
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Noninterest-bearing deposits	323,411		325,607
Interest-bearing deposits	1,220,457		1,504,595
Total deposits	1,543,868		1,830,202
Total liabilities	0		234,703
Discontinued Operations [Member]
Sale of Bank Subsidiary [Abstract]
Sale Proceeds	9,700		47,300	76,100	9,500
Gain (Loss)	143		5,495	15,784	1,200
Number of banks subsidiaries sold			8	11	1
Estimated sales proceeds from pending bank divestitures	3,300
Estimated loss on sale	3,300
Projected Gain Loss Per Share From Pending Sale	$ 0.08
Income Statement of Discontinued Operations [Abstract]
Interest income	5,694		30,103	86,688
Interest expense	1,162		5,549	18,179
Net interest income	4,532		24,554	68,509
Provision for loan losses	807		8,246	22,115
Net interest income (deficiency) after provision for loan losses	3,725		16,308	46,394
Noninterest income, excluding gain on sale of bank subsidiaries	990		3,555	6,644
Gain on sale of bank subsidiaries	143		5,495	15,784	1,200
Noninterest expense	4,741		21,989	57,410
Income (loss) before income taxes	117		3,369	11,412
Less income tax expense	97		2,324	9,168
Loss from discontinued operations	20		1,045	2,244
Net (income) loss attributable to noncontrolling interests	514		1,456	3,610
Net income (loss) from discontinued operations attributable to Capitol Bancorp Limited	534		2,501	5,854
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$ 0.01		$ 0.06	$ 0.29
Assets [Abstract]
Cash and cash equivalents			44,754
Investment securities			10,199
Federal Home Loan Bank stock			1,001
Portfolio loans			189,069
Less allowance for loan losses			(7,492)
Net portfolio loans			181,577
Premises and equipment			3,880
Other real estate owned			7,172
Other assets			4,935
TOTAL ASSETS			253,518
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Noninterest-bearing deposits			30,581
Interest-bearing deposits			190,771
Total deposits			221,352
Debt obligations			12,053
Other liabilities			1,298
Total liabilities			234,703
Bank of Michigan [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Jul. 27, 2012	[1]
Sale Proceeds	3,611	[1]
Gain (Loss)	(228)	[1]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	(228)	[1]
First Carolina State Bank [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Jul. 30, 2012	[1]
Sale Proceeds	1,269	[1]
Gain (Loss)	289	[1]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	289	[1]
High Desert Bank [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Nov. 19, 2012	[2]
Sale Proceeds	760	[2]
Gain (Loss)	(44)	[2]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	(44)	[2]
Mountain View Bank of Commerce [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Jan. 30, 2012	[2]
Sale Proceeds	4,060	[2]
Gain (Loss)	126	[2]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	$ 126	[2]

[1]	Previously a majority-owned subsidiary of Capitol.
[2]	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.